UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	398,166	$ 9,134
EuroPacific Growth Fund, Class R-6	122,404	5,232
The Growth Fund of America, Inc., Class R-6	254,523	9,135
The New Economy Fund, Class R-6	172,772	5,226
New Perspective Fund, Class R-6	279,419	9,143
New World Fund, Inc., Class R-6	94,112	5,229
SMALLCAP World Fund, Inc., Class R-6	218,820	9,166
		52,265

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	353,468	10,452
Capital World Growth and Income Fund, Inc., Class R-6	236,373	9,145
Fundamental Investors, Class R-6	244,416	10,451
International Growth and Income Fund, Class R-6	159,854	5,232
The Investment Company of America, Class R-6	374,127	11,759
Washington Mutual Investors Fund, Class R-6	361,254	11,759
		58,798

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	247,098	5,224
Capital Income Builder, Class R-6	72,298	3,922
The Income Fund of America, Class R-6	210,033	3,917
		13,063

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	464,212	6,550

Total investment securities (cost: $119,407,000)		130,676
Other assets less liabilities		(39)

Net assets		$130,637

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 11,437
Gross unrealized depreciation on investment securities	(168)
Net unrealized appreciation on investment securities	11,269
Cost of investment securities for federal income tax purposes	119,407

American Funds 2050 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	2,022,902	$ 46,405
EuroPacific Growth Fund, Class R-6	622,463	26,604
The Growth Fund of America, Inc., Class R-6	1,292,330	46,382
The New Economy Fund, Class R-6	882,767	26,704
New Perspective Fund, Class R-6	1,419,334	46,440
New World Fund, Inc., Class R-6	477,769	26,545
SMALLCAP World Fund, Inc., Class R-6	1,111,459	46,559
		265,639

GROWTH-AND-INCOME FUNDS — 45.0%
American Mutual Fund, Class R-6	1,792,517	53,005
Capital World Growth and Income Fund, Inc., Class R-6	1,198,415	46,367
Fundamental Investors, Class R-6	1,239,931	53,019
International Growth and Income Fund, Class R-6	815,276	26,684
The Investment Company of America, Class R-6	1,897,593	59,641
Washington Mutual Investors Fund, Class R-6	1,832,300	59,641
		298,357

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,255,199	26,535
Capital Income Builder, Class R-6	367,815	19,954
The Income Fund of America, Class R-6	1,065,940	19,880
		66,369

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,359,727	33,296

Total investment securities (cost: $568,636,000)		663,661
Other assets less liabilities		(137)

Net assets		$663,524

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 95,575
Gross unrealized depreciation on investment securities	(558)
Net unrealized appreciation on investment securities	95,017
Cost of investment securities for federal income tax purposes	568,644

American Funds 2045 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.1%
AMCAP Fund, Class R-6	2,219,665	$ 50,919
EuroPacific Growth Fund, Class R-6	684,720	29,265
The Growth Fund of America, Inc., Class R-6	1,418,874	50,924
The New Economy Fund, Class R-6	967,388	29,264
New Perspective Fund, Class R-6	1,558,720	51,001
New World Fund, Inc., Class R-6	524,626	29,148
SMALLCAP World Fund, Inc., Class R-6	1,220,292	51,118
		291,639

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	1,965,092	58,108
Capital World Growth and Income Fund, Inc., Class R-6	1,315,261	50,887
Fundamental Investors, Class R-6	1,361,234	58,206
International Growth and Income Fund, Class R-6	894,948	29,292
The Investment Company of America, Class R-6	2,080,392	65,387
Washington Mutual Investors Fund, Class R-6	2,009,129	65,397
		327,277

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	1,377,907	29,129
Capital Income Builder, Class R-6	403,943	21,914
The Income Fund of America, Class R-6	1,170,056	21,821
		72,864

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	2,590,683	36,555

Total investment securities (cost: $620,938,000)		728,335
Other assets less liabilities		(39)

Net assets		$728,296

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$107,982
Gross unrealized depreciation on investment securities	(585)
Net unrealized appreciation on investment securities	107,397
Cost of investment securities for federal income tax purposes	620,938

American Funds 2040 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.1%
AMCAP Fund, Class R-6	4,093,210	$ 93,898
EuroPacific Growth Fund, Class R-6	1,256,171	53,689
The Growth Fund of America, Inc., Class R-6	2,608,944	93,635
The New Economy Fund, Class R-6	1,776,932	53,752
New Perspective Fund, Class R-6	2,866,226	93,783
New World Fund, Inc., Class R-6	964,100	53,565
SMALLCAP World Fund, Inc., Class R-6	2,242,465	93,937
		536,259

GROWTH-AND-INCOME FUNDS — 44.9%
American Mutual Fund, Class R-6	3,612,455	106,820
Capital World Growth and Income Fund, Inc., Class R-6	2,420,673	93,656
Fundamental Investors, Class R-6	2,503,714	107,059
International Growth and Income Fund, Class R-6	1,647,729	53,930
The Investment Company of America, Class R-6	3,821,563	120,112
Washington Mutual Investors Fund, Class R-6	3,696,027	120,306
		601,883

EQUITY-INCOME AND BALANCED FUNDS — 10.0%
American Balanced Fund, Class R-6	2,534,841	53,586
Capital Income Builder, Class R-6	743,352	40,327
The Income Fund of America, Class R-6	2,152,710	40,148
		134,061

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	4,766,533	67,256

Total investment securities (cost: $1,136,102,000)		1,339,459
Other assets less liabilities		(281)

Net assets		$1,339,178

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 204,179
Gross unrealized depreciation on investment securities	(825)
Net unrealized appreciation on investment securities	203,354
Cost of investment securities for federal income tax purposes	1,136,105

American Funds 2035 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	4,605,418	$ 105,648
EuroPacific Growth Fund, Class R-6	1,417,761	60,595
The Growth Fund of America, Inc., Class R-6	2,943,783	105,653
The New Economy Fund, Class R-6	2,008,494	60,757
New Perspective Fund, Class R-6	3,232,914	105,781
New World Fund, Inc., Class R-6	1,088,481	60,476
SMALLCAP World Fund, Inc., Class R-6	2,531,780	106,056
		604,966

GROWTH-AND-INCOME FUNDS — 40.0%
American Mutual Fund, Class R-6	3,568,049	105,507
Capital World Growth and Income Fund, Inc., Class R-6	2,337,225	90,427
Fundamental Investors, Class R-6	2,470,819	105,652
International Growth and Income Fund, Class R-6	1,856,145	60,752
The Investment Company of America, Class R-6	3,837,658	120,618
Washington Mutual Investors Fund, Class R-6	3,705,775	120,623
		603,579

EQUITY-INCOME AND BALANCED FUNDS — 15.0%
American Balanced Fund, Class R-6	3,573,068	75,535
Capital Income Builder, Class R-6	1,395,802	75,722
The Income Fund of America, Class R-6	4,046,612	75,469
		226,726

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	5,374,032	75,828

Total investment securities (cost: $1,296,150,000)		1,511,099
Other assets less liabilities		(764)

Net assets		$1,510,335

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 215,838
Gross unrealized depreciation on investment securities	(889)
Net unrealized appreciation on investment securities	214,949
Cost of investment securities for federal income tax purposes	1,296,150

American Funds 2030 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 40.0%
AMCAP Fund, Class R-6	6,702,659	$ 153,759
EuroPacific Growth Fund, Class R-6	2,058,017	87,960
The Growth Fund of America, Inc., Class R-6	4,276,479	153,483
The New Economy Fund, Class R-6	2,923,134	88,425
New Perspective Fund, Class R-6	4,696,228	153,660
New World Fund, Inc., Class R-6	1,580,791	87,829
SMALLCAP World Fund, Inc., Class R-6	3,677,956	154,069
		879,185

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	4,452,071	131,648
Capital World Growth and Income Fund, Inc., Class R-6	2,834,749	109,677
Fundamental Investors, Class R-6	3,078,813	131,650
International Growth and Income Fund, Class R-6	2,023,896	66,242
The Investment Company of America, Class R-6	4,887,657	153,619
Washington Mutual Investors Fund, Class R-6	5,394,481	175,590
		768,426

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	8,308,475	175,641
Capital Income Builder, Class R-6	2,434,813	132,089
The Income Fund of America, Class R-6	7,055,777	131,590
		439,320

BOND FUNDS — 5.0%
U.S. Government Securities Fund, Class R-6	7,809,980	110,199

Total investment securities (cost: $1,878,139,000)		2,197,130
Other assets less liabilities		(1,015)

Net assets		$2,196,115

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 320,360
Gross unrealized depreciation on investment securities	(1,376)
Net unrealized appreciation on investment securities	318,984
Cost of investment securities for federal income tax purposes	1,878,146

American Funds 2025 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 35.0%
AMCAP Fund, Class R-6	5,786,099	$ 132,733
EuroPacific Growth Fund, Class R-6	2,078,390	88,830
The Growth Fund of America, Inc., Class R-6	3,698,462	132,738
The New Economy Fund, Class R-6	2,206,992	66,762
New Perspective Fund, Class R-6	4,739,064	155,062
New World Fund, Inc., Class R-6	1,196,418	66,473
SMALLCAP World Fund, Inc., Class R-6	3,180,836	133,245
		775,843

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	4,481,745	132,525
Capital World Growth and Income Fund, Inc., Class R-6	2,854,640	110,446
Fundamental Investors, Class R-6	3,104,483	132,748
International Growth and Income Fund, Class R-6	2,039,951	66,768
The Investment Company of America, Class R-6	4,921,196	154,673
Washington Mutual Investors Fund, Class R-6	5,431,896	176,808
		773,968

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	8,381,198	177,179
Capital Income Builder, Class R-6	2,454,128	133,136
The Income Fund of America, Class R-6	7,118,381	132,758
		443,073

BOND FUNDS — 10.0%
U.S. Government Securities Fund, Class R-6	15,753,394	222,280

Total investment securities (cost: $1,944,377,000)		2,215,164
Other assets less liabilities		(673)

Net assets		$2,214,491

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 273,760
Gross unrealized depreciation on investment securities	(2,973)
Net unrealized appreciation on investment securities	270,787
Cost of investment securities for federal income tax purposes	1,944,377

American Funds 2020 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 20.0%
AMCAP Fund, Class R-6	4,366,174	$ 100,160
EuroPacific Growth Fund, Class R-6	1,758,230	75,147
The Growth Fund of America, Inc., Class R-6	2,782,013	99,846
New Perspective Fund, Class R-6	3,820,043	124,992
New World Fund, Inc., Class R-6	448,941	24,943
SMALLCAP World Fund, Inc., Class R-6	1,795,071	75,196
		500,284

GROWTH-AND-INCOME FUNDS — 35.0%
American Mutual Fund, Class R-6	5,075,695	150,088
Capital World Growth and Income Fund, Inc., Class R-6	3,232,248	125,056
Fundamental Investors, Class R-6	3,510,089	150,091
International Growth and Income Fund, Class R-6	2,299,052	75,248
The Investment Company of America, Class R-6	5,571,775	175,121
Washington Mutual Investors Fund, Class R-6	6,149,109	200,154
		875,758

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	9,461,977	200,026
Capital Income Builder, Class R-6	2,769,152	150,226
The Income Fund of America, Class R-6	8,041,650	149,977
		500,229

BOND FUNDS — 25.0%
American Funds Mortgage Fund, Class R-6*	12,386,392	125,350
Capital World Bond Fund, Class R-6	5,952,056	125,410
Intermediate Bond Fund of America, Class R-6	9,156,340	125,350
U.S. Government Securities Fund, Class R-6	17,780,183	250,879
		626,989

Total investment securities (cost: $2,269,643,000)		2,503,260
Other assets less liabilities		(925)

Net assets		$2,502,335

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2013, appear below.

						Value of
					Dividend	affiliate at
					income	1/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	11,310,860	1,148,164	72,632	12,386,392	$283	$125,350

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 235,672
Gross unrealized depreciation on investment securities	(2,095)
Net unrealized appreciation on investment securities	233,577
Cost of investment securities for federal income tax purposes	2,269,683

American Funds 2015 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 15.0%
AMCAP Fund, Class R-6	2,969,224	$ 68,114
EuroPacific Growth Fund, Class R-6	1,193,531	51,012
The Growth Fund of America, Inc., Class R-6	1,420,687	50,988
New Perspective Fund, Class R-6	2,604,030	85,204
		255,318

GROWTH-AND-INCOME FUNDS — 30.0%
American Mutual Fund, Class R-6	3,437,709	101,653
Capital World Growth and Income Fund, Inc., Class R-6	2,192,557	84,830
Fundamental Investors, Class R-6	1,982,182	84,758
International Growth and Income Fund, Class R-6	1,037,619	33,961
The Investment Company of America, Class R-6	3,226,837	101,420
Washington Mutual Investors Fund, Class R-6	3,125,265	101,727
		508,349

EQUITY-INCOME AND BALANCED FUNDS — 20.0%
American Balanced Fund, Class R-6	6,407,333	135,451
Capital Income Builder, Class R-6	1,878,635	101,916
The Income Fund of America, Class R-6	5,467,498	101,969
		339,336

BOND FUNDS — 35.0%
American Funds Mortgage Fund, Class R-6*	8,338,160	84,382
The Bond Fund of America, Class R-6	6,558,151	84,338
Capital World Bond Fund, Class R-6	4,011,569	84,524
Intermediate Bond Fund of America, Class R-6	12,375,511	169,420
U.S. Government Securities Fund, Class R-6	12,006,949	169,418
		592,082

Total investment securities (cost: $1,577,031,000)		1,695,085
Other assets less liabilities		(725)

Net assets		$1,694,360

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2013, appear below.

						Value of
					Dividend	affiliate at
					income	1/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	7,829,947	533,315	25,102	8,338,160	$195	$84,382

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 119,040
Gross unrealized depreciation on investment securities	(986)
Net unrealized appreciation on investment securities	118,054
Cost of investment securities for federal income tax purposes	1,577,031

American Funds 2010 Target Date Retirement Fund®
Investment Portfolio

January 31, 2013 unaudited

Fund investments	Shares	Value (000)

GROWTH FUNDS — 5.0%
AMCAP Fund, Class R-6	924,056	$ 21,198
The Growth Fund of America, Inc., Class R-6	295,359	10,601
New Perspective Fund, Class R-6	648,727	21,226
		53,025

GROWTH-AND-INCOME FUNDS — 25.0%
American Mutual Fund, Class R-6	2,145,774	63,450
Capital World Growth and Income Fund, Inc., Class R-6	1,094,227	42,336
Fundamental Investors, Class R-6	991,460	42,395
International Growth and Income Fund, Class R-6	324,067	10,607
The Investment Company of America, Class R-6	1,681,297	52,843
Washington Mutual Investors Fund, Class R-6	1,625,288	52,903
		264,534

EQUITY-INCOME AND BALANCED FUNDS — 25.0%
American Balanced Fund, Class R-6	3,511,849	74,241
Capital Income Builder, Class R-6	1,761,275	95,549
The Income Fund of America, Class R-6	5,113,407	95,365
		265,155

BOND FUNDS — 45.0%
American Funds Mortgage Fund, Class R-6*	10,475,159	106,009
American High-Income Trust, Class R-6	4,625,771	53,011
The Bond Fund of America, Class R-6	8,243,282	106,008
Capital World Bond Fund, Class R-6	2,516,334	53,019
Intermediate Bond Fund of America, Class R-6	7,743,507	106,009
U.S. Government Securities Fund, Class R-6	3,757,559	53,019
		477,075

Total investment securities (cost: $1,019,626,000)		1,059,789
Other assets less liabilities		(84)

Net assets		$1,059,705

*American Funds Mortgage Fund is considered to be an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the three months ended January 31, 2013, appear below.

						Value of
					Dividend	affiliate at
					income	1/31/2013
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

American Funds Mortgage Fund, Class R-6	9,798,605	927,580	251,026	10,475,159	$245	$106,009

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 45,037
Gross unrealized depreciation on investment securities	(4,935)
Net unrealized appreciation on investment securities	40,102
Cost of investment securities for federal income tax purposes	1,019,687

Valuation disclosures

Security valuation — The net asset values of the funds are calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2013, all of the investment securities for each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-850-0313O-S32892

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/
By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: March 28, 2013

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 28, 2013